CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Condensed Consolidated Statements Of Operations
REVENUES	$ 1,303	$ 400			$ 2,706
COST OF REVENUES	(1,007)	(360)			(2,323)
GROSS INCOME	296	40			383
OPERATING EXPENSES -
General and administrative expenses	2,809	1,005	$ 2,439	$ 827	4,590	$ 3,450	$ 5,331	$ 7,120	$ 1,831
Other income (losses)			(38)	19	(102)	(57)	(14)		20
OPERATING LOSS	2,513	965	2,401	846	4,105	3,393
FINANCIAL EXPENSES, net	1,131	332	732	468	3,110	1,551	2,145	256	119
NET LOSS FOR THE PERIOD	$ 3,644	$ 1,297	$ 3,133	$ 1,314	$ 7,215	$ 4,944	$ 7,462	$ 7,376	$ 1,970
Net loss per common share - basic and diluted (in dollars per share)	$ (0.017)	$ (0.007)	$ (0.04)	$ (0.026)	$ (0.035)	$ (0.068)	$ (0.088)	$ (0.334)	$ (0.345)
Weighted average number of common shares outstanding during the period - basic and diluted (in shares)	225,772,114	177,155,607	79,543,760	51,031,823	210,663,024	72,482,628	85,135,631	22,077,519	5,705,471